Distribution Date:	01/12/22	GS Mortgage Securities Trust 2014-GC24
Determination Date:	01/06/22
Next Distribution Date:	02/11/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-GC24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	17-19		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	20		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Controlling Class	Seer Capital Partners Master Fund L.P.
Specially Serviced Loan Detail - Part 2	25	Representative
Modified Loan Detail	26		-
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36253GAA0	1.509000%	43,288,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253GAB8	3.104000%	53,778,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36253GAC6	3.342000%	22,590,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36253GAD4	3.666000%	270,000,000.00	262,490,735.80	0.00	801,909.20	0.00	0.00	801,909.20	262,490,735.80	35.27%	30.00%
A-5	36253GAE2	3.931000%	282,234,000.00	282,234,000.00	0.00	924,551.55	0.00	0.00	924,551.55	282,234,000.00	35.27%	30.00%
A-AB	36253GAF9	3.650000%	80,155,000.00	42,729,919.64	1,316,462.79	129,970.17	0.00	0.00	1,446,432.96	41,413,456.85	35.27%	30.00%
A-S	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00	29.93%	25.50%
B	36253GAK8	4.522050%	83,262,000.00	83,262,000.00	0.00	313,762.43	0.00	0.00	313,762.43	83,262,000.00	20.74%	17.75%
C	36253GAM4	4.543050%	41,631,000.00	41,631,000.00	0.00	157,609.76	0.00	0.00	157,609.76	41,631,000.00	16.14%	13.88%
D	36253GAS1	4.543050%	73,862,000.00	73,862,000.00	0.00	279,632.29	0.00	0.00	279,632.29	73,862,000.00	7.98%	7.00%
E	36253GAU6	3.589000%	21,487,000.00	21,487,000.00	0.00	64,264.04	0.00	0.00	64,264.04	21,487,000.00	5.61%	5.00%
F	36253GAW2	3.589000%	14,632,000.00	14,632,000.00	0.00	43,761.87	0.00	0.00	43,761.87	14,632,000.00	4.00%	3.64%
G*	36253GAY8	3.589000%	39,085,868.00	36,182,037.66	0.00	12,323.19	0.00	0.00	12,323.19	36,182,037.66	0.00%	0.00%
S	36253GBA9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36253GBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,074,350,869.01	906,856,693.10	1,316,462.79	2,895,464.54	0.00	0.00	4,211,927.33	905,540,230.31

Notional Certificates
X-A	36253GAG7	0.722775%	800,391,000.00	635,800,655.44	0.00	382,950.78	0.00	0.00	382,950.78	634,484,192.65
X-B	36253GAH5	0.021000%	83,262,000.00	83,262,000.00	0.00	1,457.09	0.00	0.00	1,457.09	83,262,000.00
X-C	36253GAN2	0.954050%	21,487,000.00	21,487,000.00	0.00	17,083.06	0.00	0.00	17,083.06	21,487,000.00
X-D	36253GAQ5	0.954050%	53,717,868.00	50,814,037.66	0.00	40,399.27	0.00	0.00	40,399.27	50,814,037.66
Notional SubTotal			958,857,868.00	791,363,693.10	0.00	441,890.20	0.00	0.00	441,890.20	790,047,230.31

Deal Distribution Total					1,316,462.79	3,337,354.74	0.00	0.00	4,653,817.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36253GAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36253GAD4	972.18791037	0.00000000	2.97003407	0.00000000	0.00000000	0.00000000	0.00000000	2.97003407	972.18791037
A-5	36253GAE2	1,000.00000000	0.00000000	3.27583335	0.00000000	0.00000000	0.00000000	0.00000000	3.27583335	1,000.00000000
A-AB	36253GAF9	533.09113143	16.42396345	1.62148550	0.00000000	0.00000000	0.00000000	0.00000000	18.04544894	516.66716799
A-S	36253GAJ1	1,000.00000000	0.00000000	3.46833326	0.00000000	0.00000000	0.00000000	0.00000000	3.46833326	1,000.00000000
B	36253GAK8	1,000.00000000	0.00000000	3.76837489	0.00000000	0.00000000	0.00000000	0.00000000	3.76837489	1,000.00000000
C	36253GAM4	1,000.00000000	0.00000000	3.78587495	0.00000000	0.00000000	0.00000000	0.00000000	3.78587495	1,000.00000000
D	36253GAS1	1,000.00000000	0.00000000	3.78587487	0.00000000	0.00000000	0.00000000	0.00000000	3.78587487	1,000.00000000
E	36253GAU6	1,000.00000000	0.00000000	2.99083353	0.00000000	0.00000000	0.00000000	0.00000000	2.99083353	1,000.00000000
F	36253GAW2	1,000.00000000	0.00000000	2.99083311	0.00000000	0.00000000	0.00000000	0.00000000	2.99083311	1,000.00000000
G	36253GAY8	925.70638728	0.00000000	0.31528505	2.45334861	67.40773187	0.00000000	0.00000000	0.31528505	925.70638728
S	36253GBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36253GBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36253GAG7	794.36257459	0.00000000	0.47845463	0.00000000	0.00000000	0.00000000	0.00000000	0.47845463	792.71779999
X-B	36253GAH5	1,000.00000000	0.00000000	0.01750006	0.00000000	0.00000000	0.00000000	0.00000000	0.01750006	1,000.00000000
X-C	36253GAN2	1,000.00000000	0.00000000	0.79504165	0.00000000	0.00000000	0.00000000	0.00000000	0.79504165	1,000.00000000
X-D	36253GAQ5	945.94293392	0.00000000	0.75206391	0.00000000	0.00000000	0.00000000	0.00000000	0.75206391	945.94293392

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/21 - 12/30/21	30	0.00	801,909.20	0.00	801,909.20	0.00	0.00	0.00	801,909.20	0.00
A-5	12/01/21 - 12/30/21	30	0.00	924,551.55	0.00	924,551.55	0.00	0.00	0.00	924,551.55	0.00
A-AB	12/01/21 - 12/30/21	30	0.00	129,970.17	0.00	129,970.17	0.00	0.00	0.00	129,970.17	0.00
X-A	12/01/21 - 12/30/21	30	0.00	382,950.78	0.00	382,950.78	0.00	0.00	0.00	382,950.78	0.00
X-B	12/01/21 - 12/30/21	30	0.00	1,457.09	0.00	1,457.09	0.00	0.00	0.00	1,457.09	0.00
X-C	12/01/21 - 12/30/21	30	0.00	17,083.06	0.00	17,083.06	0.00	0.00	0.00	17,083.06	0.00
X-D	12/01/21 - 12/30/21	30	0.00	40,399.27	0.00	40,399.27	0.00	0.00	0.00	40,399.27	0.00
A-S	12/01/21 - 12/30/21	30	0.00	167,680.04	0.00	167,680.04	0.00	0.00	0.00	167,680.04	0.00
B	12/01/21 - 12/30/21	30	0.00	313,762.43	0.00	313,762.43	0.00	0.00	0.00	313,762.43	0.00
C	12/01/21 - 12/30/21	30	0.00	157,609.76	0.00	157,609.76	0.00	0.00	0.00	157,609.76	0.00
D	12/01/21 - 12/30/21	30	0.00	279,632.29	0.00	279,632.29	0.00	0.00	0.00	279,632.29	0.00
E	12/01/21 - 12/30/21	30	0.00	64,264.04	0.00	64,264.04	0.00	0.00	0.00	64,264.04	0.00
F	12/01/21 - 12/30/21	30	0.00	43,761.87	0.00	43,761.87	0.00	0.00	0.00	43,761.87	0.00
G	12/01/21 - 12/30/21	30	2,531,227.97	108,214.44	0.00	108,214.44	95,891.26	0.00	0.00	12,323.19	2,634,689.71
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,531,227.97	3,433,245.99	0.00	3,433,245.99	95,891.26	0.00	0.00	3,337,354.74	2,634,689.71

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (CERT)	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (CERT)	36253GAK8	4.522050%	83,262,000.00	83,262,000.00	0.00	313,762.43	0.00	0.00	313,762.43	83,262,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (CERT)	36253GAM4	4.543050%	41,631,000.00	41,631,000.00	0.00	157,609.76	0.00	0.00	157,609.76	41,631,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,239,000.03	173,239,000.00	0.00	639,052.23	0.00	0.00	639,052.23	173,239,000.00

Exchangeable Certificate Details
PEZ	36253GAL6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,653,817.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,542,915.46	Master Servicing Fee	13,474.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	7,850.21	Trustee Fee	2,534.64
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	388.75
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	971.87
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	17,369.97
Total Interest Collected	3,550,765.67

Principal		Expenses/Reimbursements
Scheduled Principal	1,316,462.80	Reimbursement for Interest on Advances	1,328.69
Unscheduled Principal Collections		ASER Amount	63,868.19
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,694.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,316,462.80	Total Expenses/Reimbursements	95,891.26

		Interest Reserve Deposit	100,149.72

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,337,354.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,316,462.79
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,653,817.53
Total Funds Collected	4,867,228.47	Total Funds Distributed	4,867,228.48

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	906,856,693.10	906,856,693.10	Beginning Certificate Balance	906,856,693.10
(-) Scheduled Principal Collections	1,316,462.80	1,316,462.80	(-) Principal Distributions	1,316,462.79
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.01)	(0.01)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	905,540,230.31	905,540,230.31	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	908,860,021.97	908,860,021.97	Ending Certificate Balance	905,540,230.31
Ending Actual Collateral Balance	907,601,919.84	907,601,919.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	112,616,248.60	12.44%	32	4.6657	NAP	Defeased	9	112,616,248.60	12.44%	32	4.6657	NAP
3,000,000 or less	9	18,666,879.45	2.06%	31	4.7804	1.756255	1.20 or less	9	220,082,771.53	24.30%	31	4.6117	0.556721
3,000,001 to 5,000,000	9	36,495,018.58	4.03%	31	4.6801	1.539408	1.21-1.30	8	92,031,250.40	10.16%	31	4.9832	1.242018
5,000,001 to 10,000,000	22	155,472,240.71	17.17%	31	4.6348	1.721355	1.31-1.40	2	10,102,091.15	1.12%	31	4.6989	1.367300
10,000,001 to 15,000,000	5	59,283,118.03	6.55%	31	4.4855	1.530041	1.41-1.50	4	29,717,654.58	3.28%	31	4.5266	1.422244
15,000,001 to 20,000,000	1	19,243,272.05	2.13%	31	4.5850	0.620000	1.51-1.60	5	205,111,261.35	22.65%	31	4.3413	1.536093
20,000,001 to 30,000,000	6	147,634,544.37	16.30%	31	4.3853	2.243445	1.61-1.70	6	34,609,136.38	3.82%	32	4.6863	1.664560
30,000,001 to 60,000,000	1	45,698,155.52	5.05%	31	5.3110	1.232000	1.71-1.80	2	14,123,778.57	1.56%	32	4.5433	1.763233
60,000,001 to 100,000,000	1	87,500,000.00	9.66%	31	4.6380	1.570000	1.81-1.90	3	15,454,477.95	1.71%	31	4.7404	1.836822
100,000,001 or greater	2	222,930,753.00	24.62%	31	4.3447	1.049054	1.91-2.50	11	78,478,473.78	8.67%	31	4.5621	2.188189
Totals	65	905,540,230.31	100.00%	31	4.5550	1.519873	2.51 or greater	6	93,213,086.02	10.29%	31	4.2443	3.512086
							Totals	65	905,540,230.31	100.00%	31	4.5550	1.519873
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	112,616,248.60	12.44%	32	4.6657	NAP	Washington	1	3,351,113.78	0.37%	31	4.7995	1.990000
Alabama	3	11,816,177.70	1.30%	31	4.6958	2.602266	Totals	105	905,540,230.31	100.00%	31	4.5550	1.519873
Arizona	4	45,770,871.33	5.05%	32	4.5474	2.060611
									Property Type³
California	5	119,305,154.91	13.18%	31	4.5960	1.450542
Colorado	2	11,086,383.30	1.22%	30	4.2540	2.371896		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	4	134,702,904.17	14.88%	31	4.5850	0.620000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	2	11,007,378.91	1.22%	32	4.6113	2.186837	Defeased	13	112,616,248.60	12.44%	32	4.6657	NAP
Georgia	1	2,635,844.83	0.29%	32	4.4700	1.870000	Industrial	3	24,521,360.04	2.71%	31	4.4166	2.030166
Idaho	1	2,332,720.67	0.26%	32	4.9400	1.920000	Lodging	7	58,630,968.62	6.47%	32	4.8071	0.862137
Illinois	21	20,283,570.79	2.24%	32	4.7654	1.328130	Mixed Use	1	8,241,475.90	0.91%	32	4.6500	1.240000
Indiana	1	3,900,419.37	0.43%	32	5.0500	0.690000	Mobile Home Park	2	6,099,214.58	0.67%	32	4.8200	1.767733
Kentucky	2	7,734,224.86	0.85%	32	4.5290	1.650000	Multi-Family	25	101,476,010.31	11.21%	31	4.6124	1.972967
Louisiana	1	1,529,530.76	0.17%	31	5.0500	1.410000	Office	15	196,694,247.24	21.72%	31	4.5065	1.265723
Maryland	3	24,625,318.55	2.72%	32	4.4606	1.388475	Other	1	2,598,556.78	0.29%	30	4.4830	1.540000
Massachusetts	2	38,807,667.47	4.29%	32	4.0848	3.448326	Retail	21	326,214,433.32	36.02%	31	4.3865	1.657244
Michigan	5	20,028,623.44	2.21%	31	4.9263	1.394541	Self Storage	17	68,447,714.94	7.56%	31	5.0314	1.502693
Nevada	2	12,562,472.15	1.39%	32	4.4067	1.454366	Totals	105	905,540,230.31	100.00%	31	4.5550	1.519873
New York	2	29,221,639.73	3.23%	32	4.7823	0.143885
North Carolina	14	58,827,342.07	6.50%	31	5.1898	1.373868
Ohio	2	23,591,920.90	2.61%	31	4.6406	2.880024
Oregon	1	8,883,725.73	0.98%	31	4.6990	1.410000
Pennsylvania	1	5,109,866.85	0.56%	31	4.8200	1.830000
South Carolina	2	109,881,265.22	12.13%	31	4.0978	1.510219
Texas	8	58,284,366.02	6.44%	31	4.5395	1.364210
Virginia	2	27,643,478.22	3.05%	30	4.1652	3.285621

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	112,616,248.60	12.44%	32	4.6657	NAP	Defeased	9	112,616,248.60	12.44%	32	4.6657	NAP
	4.250% or less	4	167,221,120.90	18.47%	31	4.0615	2.298701	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	13	110,445,777.54	12.20%	31	4.4247	1.417341	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	21	369,560,228.98	40.81%	31	4.6019	1.320289	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	13	83,925,564.50	9.27%	31	4.8338	1.400244	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	3	14,151,598.00	1.56%	32	5.0772	0.904803	49 months or greater	56	792,923,981.71	87.56%	31	4.5392	1.536055
	5.251% or greater	2	47,619,691.79	5.26%	31	5.3170	1.234734	Totals	65	905,540,230.31	100.00%	31	4.5550	1.519873
	Totals	65	905,540,230.31	100.00%	31	4.5550	1.519873
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	112,616,248.60	12.44%	32	4.6657	NAP	Defeased	9	112,616,248.60	12.44%	32	4.6657	NAP
	60 months or less	56	792,923,981.71	87.56%	31	4.5392	1.536055	Interest Only	5	154,250,000.00	17.03%	31	4.3815	2.420389
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	330 months or less	51	638,673,981.71	70.53%	31	4.5773	1.322475
	Totals	65	905,540,230.31	100.00%	31	4.5550	1.519873	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	905,540,230.31	100.00%	31	4.5550	1.519873
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	112,616,248.60	12.44%	32	4.6657	NAP				None
Underwriter's Information		4	65,070,948.16	7.19%	31	5.0997	1.323982
	12 months or less	46	605,067,059.67	66.82%	31	4.4514	1.563043
	12 months to 24 months	3	17,241,858.34	1.90%	31	4.6517	1.731521
	24 months or greater	3	105,544,115.54	11.66%	31	4.6789	1.480156
	Totals	65	905,540,230.31	100.00%	31	4.5550	1.519873
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30308251	OF	Stamford	CT	Actual/360	4.585%	456,479.39	157,618.58	0.00	N/A	08/06/24	--	115,617,250.70	115,459,632.10	01/06/22
1A2A	30308252	OF	Stamford	CT	Actual/360	4.585%	76,079.90	26,269.76	0.00	N/A	08/06/24	--	19,269,541.81	19,243,272.05	01/06/22
2	30520658	RT	Myrtle Beach	SC	30/360	4.087%	366,804.78	241,038.83	0.00	N/A	08/06/24	--	107,712,159.70	107,471,120.90	01/06/22
3	30308224	RT	Los Angeles	CA	Actual/360	4.638%	349,460.42	0.00	0.00	N/A	08/06/24	--	87,500,000.00	87,500,000.00	05/06/20
4	30520659	SS	Various	NC	Actual/360	5.311%	209,238.68	53,465.62	0.00	N/A	08/06/24	--	45,751,621.14	45,698,155.52	01/06/22
5	30308229	IN	Middletown	PA	Actual/360	4.609%	115,868.92	55,872.69	0.00	N/A	09/06/24	--	29,194,501.53	29,138,628.84	01/06/22
6	30308221	OF	Waltham	MA	Actual/360	3.917%	98,646.84	0.00	0.00	N/A	09/06/24	--	29,250,000.00	29,250,000.00	01/06/22
7	30294024	MF	Midland	TX	Actual/360	4.486%	99,976.36	41,409.78	0.00	N/A	07/06/24	--	25,880,870.06	25,839,460.28	01/06/22
8	30308231	LO	Yonkers	NY	Actual/360	4.800%	93,265.43	41,835.90	0.00	N/A	09/06/24	--	22,564,218.05	22,522,382.15	12/06/18
9	30520666	MF	Phoenix	AZ	Actual/360	4.525%	96,573.11	34,027.05	0.00	N/A	09/06/24	--	24,784,401.54	24,750,374.49	01/06/22
10	30293997	RT	Roanoke	VA	Actual/360	4.109%	84,919.33	0.00	0.00	N/A	07/06/24	--	24,000,000.00	24,000,000.00	01/06/22
12	30520660	MF	Hilliard	OH	Actual/360	4.618%	84,710.47	30,873.69	0.00	N/A	08/06/24	--	21,303,201.14	21,272,327.45	01/06/22
13	30308239	MF	Various	OH	Actual/360	4.570%	65,295.75	22,570.97	0.00	N/A	09/06/24	--	16,592,410.92	16,569,839.95	01/06/22
14	30308260	MH	Chaska	MN	Actual/360	4.750%	60,392.72	27,765.68	0.00	N/A	08/06/24	--	14,764,942.79	14,737,177.11	01/06/22
15	30308223	RT	Arbutus	MD	30/360	4.484%	55,883.09	27,563.20	0.00	09/06/24	09/06/44	--	14,955,331.30	14,927,768.10	01/06/22
16	30308250	SS	Various	TN	Actual/360	4.619%	59,876.95	20,272.81	0.00	N/A	09/06/24	--	15,054,021.72	15,033,748.91	01/06/22
17	30520661	IN	Dallas	TX	Actual/360	4.289%	46,566.84	32,298.10	0.00	N/A	08/06/24	--	12,609,914.44	12,577,616.34	01/06/22
20	30308219	RT	San Diego	CA	Actual/360	4.510%	42,427.29	18,446.27	0.00	N/A	09/06/24	--	10,924,700.06	10,906,253.79	01/06/22
21	30520668	RT	North Las Vegas	NV	Actual/360	4.370%	40,565.03	17,439.18	0.00	N/A	09/06/24	--	10,781,044.12	10,763,604.94	01/06/22
22	30308254	MF	Bedford	TX	Actual/360	4.457%	40,561.25	16,909.98	0.00	N/A	08/06/24	--	10,568,405.72	10,551,495.74	01/06/22
23	30294240	LO	Various	Various	Actual/360	5.050%	39,943.58	24,975.93	0.00	N/A	09/06/24	--	9,185,365.74	9,160,389.81	03/06/20
24	30294098	MF	Graham	NC	Actual/360	4.830%	42,095.18	13,185.24	0.00	N/A	07/06/24	--	10,121,060.10	10,107,874.86	01/06/22
25	30294215	RT	West Springfield	MA	Actual/360	4.600%	37,921.99	15,905.67	0.00	N/A	09/06/24	--	9,573,573.14	9,557,667.47	01/06/22
27	30308236	LO	Corvallis	OR	Actual/360	4.699%	43,865.27	16,879.87	0.00	N/A	08/06/24	--	8,900,605.60	8,883,725.73	12/06/21
28	30294050	SS	Various	CA	Actual/360	4.452%	32,804.03	16,997.35	0.00	N/A	07/06/24	--	8,557,790.50	8,540,793.15	01/06/22
29	30308249	SS	Various	TN	Actual/360	4.619%	36,847.36	12,475.57	0.00	N/A	09/06/24	--	9,264,013.35	9,251,537.78	01/06/22
30	30308244	MF	Various	IL	Actual/360	4.560%	35,036.18	12,162.56	0.00	N/A	09/06/24	--	8,922,625.78	8,910,463.22	01/06/22
31	30308242	RT	Tucson	AZ	Actual/360	4.530%	33,484.20	11,896.69	0.00	N/A	07/06/24	--	8,583,858.38	8,571,961.69	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	30308238	OF	Louisville	KY	Actual/360	4.529%	30,221.87	15,026.61	0.00	N/A	09/06/24	--	7,749,251.47	7,734,224.86	01/06/22
33	30308255	SS	Various	Various	Actual/360	4.780%	31,789.97	14,535.99	0.00	N/A	07/06/24	--	7,723,302.26	7,708,766.27	01/06/22
34	30308222	OF	Various	Various	Actual/360	4.995%	32,502.87	13,637.51	0.00	N/A	08/06/24	--	7,556,610.96	7,542,973.45	01/06/22
35	30308220	MU	Ann Arbor	MI	Actual/360	4.650%	33,044.46	11,042.49	0.00	N/A	09/06/24	--	8,252,518.39	8,241,475.90	01/06/22
37	30308237	LO	Utica	NY	Actual/360	4.723%	27,323.40	19,014.69	0.00	N/A	09/06/24	--	6,718,272.27	6,699,257.58	01/06/22
39	30308216	MF	Denton	TX	Actual/360	4.790%	27,351.44	10,642.99	0.00	N/A	09/06/24	--	6,631,099.57	6,620,456.58	01/06/22
40	30308240	MF	Flagstaff	AZ	Actual/360	4.800%	26,259.20	11,779.04	0.00	N/A	09/06/24	--	6,353,032.11	6,341,253.07	01/06/22
41	30520669	IN	Phoenix	AZ	Actual/360	4.400%	23,185.73	12,117.91	0.00	N/A	09/06/24	--	6,119,399.99	6,107,282.08	01/06/22
42	30308248	RT	Huntington Beach	CA	Actual/360	4.290%	25,859.17	0.00	0.00	N/A	09/06/24	--	7,000,000.00	7,000,000.00	01/06/22
43	30308262	MH	Lubbock	TX	Actual/360	4.820%	20,704.41	9,217.87	0.00	N/A	09/06/24	--	4,988,347.29	4,979,129.42	01/06/22
44	30308261	MH	Lubbock	TX	Actual/360	4.820%	4,657.58	2,073.62	0.00	N/A	09/06/24	--	1,122,158.78	1,120,085.16	01/06/22
45	30308227	LO	Gulf Shores	AL	Actual/360	4.610%	23,275.10	13,651.07	0.00	N/A	09/06/24	--	5,863,156.57	5,849,505.50	01/06/22
46	30308226	IN	Southfield	MI	Actual/360	5.546%	26,658.20	14,361.50	0.00	N/A	08/06/24	--	5,582,024.14	5,567,662.64	01/06/22
47	30520647	SS	Denver	CO	Actual/360	4.126%	23,094.14	0.00	0.00	N/A	07/05/24	--	6,500,000.00	6,500,000.00	01/06/22
49	30308245	IN	Pompano Beach	FL	Actual/360	4.710%	23,710.33	9,520.97	0.00	N/A	09/06/24	--	5,845,982.59	5,836,461.62	01/06/22
50	30308233	LO	Forest Hill	TX	Actual/360	4.918%	23,401.50	10,103.24	0.00	N/A	08/06/24	--	5,525,811.09	5,515,707.85	01/06/22
51	30308256	MF	Burlington	NC	Actual/360	4.590%	20,397.44	14,942.61	0.00	N/A	08/06/24	--	5,160,643.66	5,145,701.05	01/06/22
52	30308241	OF	Calabasas	CA	Actual/360	4.715%	21,792.75	9,379.64	0.00	N/A	09/06/24	--	5,367,487.61	5,358,107.97	12/06/21
53	30294124	RT	District Heights	MD	Actual/360	4.425%	19,600.02	12,941.77	0.00	N/A	08/06/24	--	5,144,381.12	5,131,439.35	01/06/22
54	30308258	RT	Erie	PA	Actual/360	4.820%	21,248.28	9,515.40	0.00	N/A	08/06/24	--	5,119,382.25	5,109,866.85	01/06/22
55	30308257	RT	North Port	FL	Actual/360	4.500%	20,071.44	8,809.62	0.00	N/A	08/06/24	--	5,179,726.91	5,170,917.29	01/06/22
56	30308228	RT	Danville	IL	Actual/360	4.780%	20,512.32	9,324.74	0.00	N/A	08/06/24	--	4,983,422.26	4,974,097.52	01/06/22
57	30520662	RT	Colorado Springs	CO	Actual/360	4.436%	17,552.25	9,099.33	0.00	N/A	08/06/24	--	4,595,482.63	4,586,383.30	01/06/22
58	30294123	RT	Frederick	MD	Actual/360	4.425%	17,440.70	11,515.98	0.00	N/A	08/06/24	--	4,577,627.08	4,566,111.10	01/06/22
60	30308217	OF	Houston	TX	Actual/360	4.660%	15,722.83	6,475.33	0.00	N/A	08/06/24	--	3,918,191.45	3,911,716.12	01/06/22
61	30294142	OF	Falls Church	VA	Actual/360	4.535%	14,257.63	7,111.84	0.00	N/A	08/06/24	--	3,650,590.06	3,643,478.22	01/06/22
62	30308246	RT	Grand Blanc	MI	Actual/360	5.161%	15,426.03	9,373.83	0.00	N/A	08/06/24	--	3,471,051.26	3,461,677.43	01/06/22
63	30520663	RT	Graham	WA	Actual/360	4.800%	13,872.18	5,408.16	0.00	N/A	08/06/24	--	3,356,521.94	3,351,113.78	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	30294100	OF	Cary	NC	Actual/360	4.560%	11,885.14	5,463.58	0.00	N/A	08/06/24	--	3,026,775.27	3,021,311.69	01/06/22
65	30520651	98	Tomball	TX	Actual/360	4.483%	10,061.07	7,694.71	0.00	N/A	07/05/24	--	2,606,251.49	2,598,556.78	01/06/22
66	30308259	RT	Carrollton	GA	Actual/360	4.470%	10,165.71	5,170.76	0.00	N/A	09/06/24	--	2,641,015.59	2,635,844.83	01/06/22
67	30308225	RT	Winnsboro	SC	Actual/360	4.600%	9,574.54	6,990.41	0.00	N/A	08/06/24	--	2,417,134.73	2,410,144.32	01/06/22
68	30308230	RT	Columbus	OH	Actual/360	4.850%	9,705.58	4,323.11	0.00	N/A	07/06/24	--	2,323,916.56	2,319,593.45	01/06/22
69	30308243	MF	Boise	ID	Actual/360	4.940%	9,937.56	3,391.46	0.00	N/A	09/06/24	--	2,336,112.13	2,332,720.67	01/06/22
71	30294105	MF	Ypsilanti	MI	Actual/360	5.460%	9,057.98	5,011.14	0.00	N/A	08/06/24	--	1,926,547.41	1,921,536.27	01/06/22
74	30520667	RT	Las Vegas	NV	Actual/360	4.630%	7,184.91	3,437.63	0.00	N/A	09/06/24	--	1,802,304.84	1,798,867.21	01/06/22
75	30293956	OF	Baton Rouge	LA	Actual/360	5.050%	6,669.60	4,199.28	0.00	N/A	08/06/24	--	1,533,730.04	1,529,530.76	01/06/22
Totals							3,550,765.67	1,316,462.80	0.00				906,856,693.10	905,540,230.31
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	12,107,552.94	12,694,309.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2A	12,107,552.94	12,694,309.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	13,249,141.47	12,688,354.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	02/08/21	0.00	68,616.53	348,367.13	6,793,036.29	4,577,061.25	0.00
4	4,491,839.48	5,291,840.88	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	5,304,220.07	4,856,591.63	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,641,121.99	1,163,648.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	24,229.33	(33,308.99)	01/01/21	03/31/21	03/08/21	14,437,450.48	1,433,880.43	75,268.93	3,557,572.18	0.00	0.00
9	3,561,221.40	3,635,956.86	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,289,026.26	3,786,040.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,062,229.03	3,170,409.39	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,359,192.31	1,286,148.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,203,963.94	2,567,640.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	317,136.56	373,006.75	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,074,248.51	1,043,993.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	09/07/21	4,171,730.12	236,351.14	46,541.24	1,190,117.34	231,385.88	0.00
24	1,251,099.62	1,485,812.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,246,305.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	04/06/21	1,735,324.88	0.00	52,818.29	52,818.29	10,692.47	0.00
28	1,181,737.21	1,312,590.41	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,001,521.81	986,825.02	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	784,133.07	602,634.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,008,276.19	997,986.21	01/01/21	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,038,742.73	1,098,133.66	01/01/21	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	896,967.38	986,743.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	737,884.31	671,184.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	428,221.89	807,411.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,324,800.24	3,407,147.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	474,663.86	590,653.65	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	676,891.38	640,316.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	623,213.02	606,556.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	279,023.85	202,807.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	831,650.65	1,656,820.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,123,610.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	817,395.14	855,826.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	812,228.55	884,094.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	26,332.07	631,800.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	579,029.56	325,885.25	01/01/21	09/30/21	--	0.00	0.00	31,126.17	31,126.17	0.00	0.00
53	466,821.61	624,509.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	642,117.12	698,231.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	813,237.13	852,195.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	563,137.96	502,979.37	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	427,983.11	458,288.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	615,076.61	639,850.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	673,433.22	590,793.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	448,221.02	430,377.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	457,988.08	374,178.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	512,588.19	517,759.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	391,409.52	246,071.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	327,976.98	333,773.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	360,787.26	392,860.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	323,686.95	334,517.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	427,650.05	425,944.19	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	252,548.37	322,723.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	285,479.21	298,371.86	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	226,808.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	177,891.60	184,671.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	90,331,246.93	92,198,270.75				20,344,505.48	1,738,848.10	554,121.76	11,624,670.27	4,819,139.60	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/22	0	0.00	0	0.00	3	119,182,771.96	0	0.00	1	22,522,382.15	1	8,883,725.73	0	0.00	0	0.00	4.554969%	4.532650%	31
12/10/21	0	0.00	0	0.00	3	119,249,583.79	0	0.00	1	22,564,218.05	0	0.00	0	0.00	0	0.00	4.554982%	4.532662%	32
11/15/21	0	0.00	1	8,918,576.87	3	119,320,403.94	0	0.00	1	22,608,883.84	0	0.00	0	0.00	1	5,799,500.99	4.555006%	4.532686%	33
10/13/21	1	8,935,316.28	0	0.00	4	128,113,875.48	0	0.00	1	22,650,363.67	0	0.00	0	0.00	0	0.00	4.558581%	4.536330%	34
09/13/21	0	0.00	0	0.00	5	137,162,288.63	0	0.00	1	22,694,686.25	1	116,115,701.20	0	0.00	0	0.00	4.558610%	4.536358%	35
08/12/21	0	0.00	0	0.00	5	137,268,248.60	0	0.00	1	22,735,812.89	0	0.00	1	209,286.02	0	0.00	4.558625%	4.536373%	36
07/12/21	0	0.00	0	0.00	5	137,373,765.97	0	0.00	1	22,776,770.24	0	0.00	0	0.00	0	0.00	4.558534%	4.536283%	37
06/11/21	0	0.00	0	0.00	5	137,485,550.73	0	0.00	1	22,820,589.21	0	0.00	0	0.00	0	0.00	4.558541%	4.536290%	38
05/12/21	0	0.00	0	0.00	5	137,590,160.52	0	0.00	1	22,861,197.59	0	0.00	0	0.00	0	0.00	4.558535%	4.536284%	39
04/12/21	0	0.00	0	0.00	5	137,701,070.52	0	0.00	1	22,904,680.20	0	0.00	0	0.00	1	22,720,940.60	4.558541%	4.536290%	40
03/12/21	0	0.00	0	0.00	5	137,804,780.17	0	0.00	1	22,944,942.43	0	0.00	0	0.00	0	0.00	4.553504%	4.525387%	40
02/12/21	0	0.00	0	0.00	5	137,928,360.00	0	0.00	1	22,994,198.75	0	0.00	0	0.00	0	0.00	4.553554%	4.525433%	41
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30308224	05/06/20	19	6	348,367.13	6,793,036.29	4,664,884.41	87,500,000.00	08/26/20	1
8	30308231	12/06/18	36	6	75,268.93	3,557,572.18	6,853.04	24,018,751.19	11/13/17	7			05/31/19
23	30294240	03/06/20	21	6	46,541.24	1,190,117.34	800,021.23	9,699,450.79	06/22/20	2
27	30308236	12/06/21	0	A	52,818.29	52,818.29	10,692.47	8,900,605.60	04/01/20	9
52	30308241	12/06/21	0	A	31,126.17	31,126.17	0.00	5,367,487.61
Totals					554,121.76	11,624,670.27	5,482,451.15	135,486,295.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		890,612,462	771,429,690	96,660,390		22,522,382
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		14,927,768	14,927,768	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	905,540,230	786,357,458	0	0	96,660,390	22,522,382
Dec-21	906,856,693	787,607,109	0	0	96,685,366	22,564,218
Nov-21	908,249,729	780,010,748	0	8,918,577	96,711,520	22,608,884
Oct-21	918,282,876	781,233,684	8,935,316	0	105,463,512	22,650,364
Sep-21	919,690,676	782,528,387	0	0	114,467,602	22,694,686
Aug-21	921,009,812	783,741,563	0	0	114,532,436	22,735,813
Jul-21	922,532,384	785,158,618	0	0	114,596,996	22,776,770
Jun-21	923,965,854	786,480,303	0	0	114,664,962	22,820,589
May-21	925,310,162	787,720,001	0	0	114,728,963	22,861,198
Apr-21	926,733,119	789,032,049	0	0	114,796,390	22,904,680
Mar-21	950,398,003	812,593,223	0	0	114,859,838	22,944,942
Feb-21	951,977,762	814,049,402	0	0	114,934,161	22,994,199
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30308224	87,500,000.00	87,500,000.00	242,000,000.00	11/09/21	12,921,393.73	1.57000	12/31/19	08/06/24	I/O
8	30308231	22,522,382.15	24,018,751.19	17,400,000.00	11/02/21	(80,816.25)	(0.20000)	03/31/21	09/06/24	271
23	30294240	9,160,389.81	9,699,450.79	7,500,000.00	--	537,183.60	0.69000	12/31/19	09/06/24	211
27	30308236	8,883,725.73	8,900,605.60	8,300,000.00	09/25/20	894,112.86	1.41000	12/31/19	08/06/24	270
Totals		128,066,497.69	130,118,807.58	275,200,000.00		14,271,873.94

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30308224	RT	CA	08/26/20	1

1/6/2022 - Loan transferred to SS for Delinquent Payments on 8/26/2020. Loan previously transferred NT on 4/9/2020. A modification providing financial relief due to COVID-19 was requested. Borrower has requested to either (1) use Reserve funds, including funds in the Excess Cash Reserve, to fund debt service payments or (2) amend the waterfall such that operating expenses are paid prior to debt service, with any debt service shortfalls deferred until such time COVID-19 related issues are resolved. The Pro perty closed in 3/2020 due to COVID-19 and in 5/2020 briefly due to riots that damaged storefronts. The Property has since reopened. Sr and Mezz Loan are due for the 6/2020 payment. Loan is cash managed and all Property cash flow is controlled by Lender. Lender retained counsel and the Senior Loan NOD and Purchase Notice to Mezz was sent 8/5/2020. Mezz Lender''s right to cure the monetary default expired 10 BD from receipt of the notice. Mezz

Lender has right to purchase the Senior Loan within 6 mos of re ceipt of notice or until 2/6/2021. Purchase option at par was not exercised by 11/6/2020. To date, Borrower has not provided a workout proposal amenable to Lender. Lender will continue to engage in workout discussions with Borrower and Mezz Lender while e xercising its rights and remedies pursuant to the Loan and Intercreditor Agreements. As of YE 2019, NOI/DSCR (A&B)/Occ was $12.6mm/1.16x/95%.

8	30308231	LO	NY	11/13/17	7

1/6/2022 - REO Title Date: May 31, 2019. Description of Collateral: A 150-room hotel with a restaurant/bar on premises, having opened in June 2009. The hotel is in close proximity to Consumer Report, Elizabeth Seaton Pediatric Center,

Montefiore, St. Jo hn’s Hospital, Cintas, Kawasaki, and Yonkers Animal Hospital. Each room is equipped with new 55'' flat screen TVs, oversized work desk, individual heating and air-conditioning units. All suites are equipped with a microwave and refrigerator. Compliment ary high-speed wireless internet is available throughout the hotel. Amenities include 890 sq ft of meeting space with a large outdoor patio, Business Center, indoor pool and fitness center. Great room serving complimentary hot breakfast. Franchise Agreem ent expires 4/1/2028. Crossed with or is a Companion Loan to: No. Deferred Maintenance/Repair Issues: Misc./no major repairs. Operations Summary: Similar to the experience of the larger US lodging market, hotel performance significantly impacted by Cov id-19. Sept 2021 YTD Operations Summary: Occ 69.3% (96.1% index), ADR $118.96 (index 103.7%), RevPAR $82.42 (99.7% index). Marketing Summary: Strategy is to hold &

undertake room & lobby renovation in 2Q 2021@ $4MM, selling once stabilized in 30 months . The property is not listed for sale.

23	30294240	LO	Various	06/22/20	2

1/6/2022 - The Borrower was originally requesting relief due to COVID. Borrower has now indicated that they are no longer willing to support the properties. Receiver has been appointed by Court and is operating both properties. Working on installing FF& E and finishing construction in Fairfield Noblesville IN property. Foreclosure sale for Noblesville, IN property is scheduled for 10/28/2021, but now cancelled due to Marriott Franchise Agreement issues. Marriott and Lender have agreed on revised terms of Franchise Agreement. Foreclosure action has been re-filed. New FC date for Noblesville has been set as Jan 6th, 2022. HI Aurora FC is expected Q2 2022

27	30308236	LO	OR	04/01/20	9

1/6/2022 - The loan was transferred to special servicing on 4/1/2020 due to imminent default as a result of the impact of COVID-19. Loan is due for the May payment. The Property consists of a 93-key on 2001-build Holiday Inn Express in

Corvallis, OR. Modi fication has closed this loan will return to the Master Servicer after Rehabilitation

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30308251	120,000,000.00	4.58500%	120,000,000.00	4.58500%	8	09/02/16	09/08/16	09/16/16
1A1	30308251	0.00	4.58500%	0.00	4.58500%	10	08/02/21	08/06/21	08/10/21
1A2A	30308252	20,000,000.00	4.58500%	20,000,000.00	4.58500%	8	09/02/16	09/08/16	09/16/16
2	30520658	111,896,321.70	4.08600%	111,896,321.70	4.08600%	10	08/17/20	07/06/20	09/17/20
27	30308236	0.00	4.69900%	0.00	4.69900%	8	12/13/21	08/06/21	12/13/21
32	30308238	8,444,426.94	4.52900%	8,431,049.13	4.52900%	8	12/29/17	12/29/17	01/24/18
45	30308227	6,054,639.93	4.61000%	6,054,639.93	4.61000%	8	09/09/20	08/06/20	09/30/20
Totals		266,395,388.57		266,382,010.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	30308232 11/15/21	8,727,237.17	14,600,000.00	6,902,483.17	1,079,077.24	6,902,483.17	5,823,405.93	2,903,831.23	0.00	0.00	2,903,831.23	27.65%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,727,237.17	14,600,000.00	6,902,483.17	1,079,077.24	6,902,483.17	5,823,405.93	2,903,831.23	0.00	0.00	2,903,831.23

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	30308232	11/15/21	0.00	0.00	2,903,831.23	0.00	0.00	2,903,831.23	0.00	0.00	2,903,831.23
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,903,831.23	0.00	0.00	2,903,831.23	0.00	0.00	2,903,831.23

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	18,836.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,857.57	0.00	0.00	59,550.47	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	18,105.31	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	(13,787.59)	0.00	0.00	1,328.69	0.00	0.00	0.00
Total	0.00	0.00	30,694.38	0.00	0.00	63,868.19	0.00	0.00	1,328.69	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		95,891.26

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30